Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

10.    Income Taxes

Non-taxable Operations – We have elected to be treated as a REIT for federal income tax purposes. To maintain our REIT status, we must meet a number of organizational and operational requirements, including a requirement that we annually distribute to our stockholders at least 90% of our REIT taxable income, determined without regard to the dividends paid deduction and excluding any net capital gains. As a REIT, we generally are not subject to federal income tax on our REIT taxable income that we currently distribute to our stockholders. If we fail to maintain our status as a REIT in any taxable year, we will be subject to federal income tax (including any applicable alternative minimum tax) on our taxable income at regular corporate rates. Even if we qualify for taxation as a REIT, we may be subject to some federal, state and local taxes on our income or property. In addition, the income of any taxable REIT subsidiary that we own will be subject to taxation at regular corporate rates.

As of December 31, 2011, the net tax and book bases of real estate assets were $306.6 million and $325.0 million, respectively. As of December 31, 2010, the net tax and book bases of real estate assets were $267.8 million and $279.3 million, respectively.

Taxable Operations – Income tax expense (benefit) attributable to the continuing and discontinued operations of our taxable REIT subsidiaries for the years ended December 31, 2011, 2010 and 2009 consists of the following and is included in income tax expense (benefit) or in discontinued operations as appropriate (in thousands):

	2011	2010	2009
Federal – current	$(219)	$(31)	$—
State – current	267	346	326
Federal – deferred	30	(819)	469
Valuation allowance	189	2,482	—

Total income tax expense (benefit)	$267	$1,978	$795

Our effective federal tax rate of 0% differs from the statutory tax rate of 34% for the year ended December 31, 2011 as a result of the offsetting change in our valuaton allowance. Our income taxes for the year ended December 31, 2011, primarily relate to the Texas Margin Tax discussed below. Our effective federal tax rate of (70)% differs from the statutory tax rate of 34% for the year ended December 31, 2010 as a result of the valuation allowance that we recorded on our deferred tax assets as of December 31, 2010. No other significant permanent differences exist between book and taxable income of the Taxable REIT Subsidiaries.

Texas Margin Tax – We have recorded an income tax provision of $267,000, $320,000 and $271,000, respectively, for the Texas Margin Tax for the years ended December 31, 2011, 2010 and 2009. The Texas Margin Tax is computed by applying the applicable tax rate (1% for us) to the profit margin, which, generally, will be determined for us as total revenue less a 30% standard deduction. Although the Texas Margin Tax is not designed as an income tax, we believe that the Texas Margin Tax meets the requirements of an income tax for financial reporting purposes under GAAP.

Deferred Tax Assets and Valuation Allowance – The Taxable REIT Subsidiaries had a gross deferred tax asset of $2.9 million and $2.5 million at December 31, 2011 and 2010, respectively. Our deferred tax assets relate to impairments taken on certain of our non-core, single-tenant properties located in tertiary markets as well as to fees received from transactions with our advised funds. The impairments are not deductible for tax purposes until realized upon disposition of the properties, and the fees from our advised funds have been subject to tax, but have been deferred for financial reporting purposes.

To the extent that we have deferred tax assets at period end, we will determine whether it is more likely than not that we will generate sufficient future taxable income in order to realize those assets. In making that determination, we will consider our current financial position, our results of operations for the current and preceding years, and our expectation of future operations. As of December 31, 2011 and 2010, our deferred tax assets were fully offset by a valuation allowance as we believe they are not more likely than not to be realized.